Contract liabilities - Schedule Of Reconciliation of the Movement In Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Reconciliation of the Movement In Contract Liabilities [Abstract]
Beginning balance January 1		¥ 189
Customer prepayment and billing in advance of performance		8,420	339
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period		(189)
Revenue recognized in the period that was included in the contract liability balance during the period		(957)	(150)
Ending balance	$ 1,100	¥ 7,463	¥ 189